Payments, by Project - Newmont Corporation [Member] - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Cerro Negro [Member]
Total	[1]	$ 5,527,580	$ 23,969,910		$ 1,817,965	$ 3,000,000	$ 34,315,455
Australian Regional Office (Melbourne) [Member]
Total	[1]	100,400,453		$ 323,560			100,724,013
Australian Regional Office (Perth) [Member]
Total	[1]	250,432,584		1,175,766			251,608,350
Boddington [Member]
Total	[1]	43,606,801	49,568,495	4,873,980			98,049,276
Cadia [Member]
Total	[1]	5,186,774	62,014,078	6,390,402		258,282	73,849,536
Tanami [Member]
Total	[1]	48,125,966		356,532			48,482,498
Telfer [Member]
Total	[1]		10,880,916	5,283,384			16,164,300
Barbados Office [Member]
Total	[1]	531,851					531,851
North America Regional Office (Vancouver) [Member]
Total	[1]	10,983,320		135,303			11,118,623
Brucejack [Member]
Total	[1]	6,447,754		245,930	862,560		7,556,244
Coffee [Member]
Total	[1]	155		287,881	110,230		398,266
Eleonore [Member]
Total	[1]	18,184,038	899,253	303,479	239,390		19,626,160
Musselwhite [Member]
Total	[1]	8,228,045	6,947,947	361,190	37,103		15,574,285
Porcupine Gold Mines [Member]
Total	[1]	16,358,242	5,242,441	455,407	17,660		22,073,750
Red Chris [Member]
Total	[1]	12,388,158	3,480,441	149,557			16,018,156
Saddle North [Member]
Total	[1]			315,481			315,481
Galore Creek [Member]
Total	[1]	12,556		177,000	2,920		192,476
Norte Abierto [Member]
Total	[1]	2,331,848					2,331,848
Nueva Union [Member]
Total	[1]	730,855					730,855
Santiago Office [Member]
Total	[1]	561,508		498,755			1,060,263
Ahafo [Member]
Total	[1]	365,106,730	96,593,155	3,488,337	408,826	1,612,570	467,209,618
Akyem [Member]
Total	[1]	53,019,098	45,452,224	1,432,810	2,523		99,906,655
Marlin [Member]
Total	[1]				109,803		109,803
Mexico City Office [Member]
Total	[1]	320,262					320,262
Penasquito [Member]
Total	[1]	9,590,183	2,922,639	2,201,044	663,502		15,377,368
Lihir [Member]
Total	[1]	30,959,588	36,067,785	16,675		$ 19,609,489	86,653,537
Wafi Golpu [Member]
Total	[1]			10,159			10,159
Lima Office [Member]
Total	[1]			1,157,707			1,157,707
Yanacocha [Member]
Total	[1]	10,279,191	12,740,156	1,554,203	$ 197,453		24,771,003
Merian [Member]
Total	[1]	27,618,804	$ 40,732,760				68,351,564
Corporate Office (Denver) [Member]
Total	[1]	5,392,973		4,417,015			9,809,988
Cripple Creek & Victor ("CC&V") [Member]
Total	[1]	$ 8,097,487		$ 161,714			$ 8,259,201

[1]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2024 are as follows: 1USD : 1.3700 CAD; 1USD : 1.5163 AUD; 1USD : 7.7618 GTQ; 1USD: 915.2660 ARS; 1USD : 14.4774 GHS; 1USD : 33.1957 SRD; 1USD : 18.2948 MXN, and 1USD : 3.8532 PGK.